-----------------------------
                           CLEARWATER INVESTMENT TRUST
                          -----------------------------

                                February 21, 2001

TO:   Our Unit Holders

On December 31, 2000, the net asset value of the Clearwater Growth Fund was $26.86 per unit. The net asset value of the Clearwater Small Cap Fund was $13.01 per unit. On a total return basis for 2000, the Clearwater Growth Fund decreased by 2.0% and the Clearwater Small Cap Fund increased by 10.7%. For comparative purposes, the Russell 1000 decreased by 7.8% and the Russell 2000 decreased by 3.0%. For the fourth quarter, the Clearwater Growth Fund decreased 7.3% and the Clearwater Small Cap Fund decreased 7.7%. The Russell 1000 decreased 9.2% and the Russell 2000 decreased 6.9%.

On December 31, 2000, the net asset value of the Clearwater Tax Exempt Bond Fund was $10.28 per unit. On a total return basis for 2000 the fund increased 8.9% with a fourth quarter return of 2.7%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 7.7% for the year with a 2.8% increase in the fourth quarter.

Parametric Portfolio Associates, the subadvisor for the Clearwater Growth Fund, made the following comments:

   Introduction

   2000 was a turbulent year for the U.S. equity markets with stocks sinking in the second half of the year, pulled down by the weight of plunging technology sector. When investors realized that the "new economy" was really just part of the "economy," as cyclical and dependent on profits as everybody else, they decidedly turned pessimistic and dumped names with stratospheric valuations. With the economy slowing, investors shifted into consumer products and drug stocks in search of steady earnings.

   The resurgence of the "old economy" came to a head in the fourth quarter, with the Russell 1000 Value Index outperforming its Growth counterpart by 25% in the final three months of the year. The beleaguered raw materials and transportation sectors also performed well, with chemical, paper and aluminum stocks coming off decade low valuations. With lower interest rates on the horizon, these inexpensive, economically sensitive sectors became attractive alternatives to tech stocks.

   Clearwater Growth's 2000 Experience

   The Russell 1000 Index was down 8.5% for the second half and down 7.8% for the year. The Clearwater Growth Fund, aided by its residual mid cap bias, outperformed the Russell 1000 Index strongly in 2000 by 5.8% for the year. The reasons for the stronger relative performance were the Fund's overweight in financials (+1.5% versus the benchmark) and its underweight in technology (-1.5% vs. the benchmark).

----------------------------------------- --------------------------------------
                                                 Year to date Performance
----------------------------------------- --------------------------------------
Russell 1000 (Large Cap)                                   -7.8%
----------------------------------------- --------------------------------------
Russell Mid Cap                                            8.3%
----------------------------------------- --------------------------------------
Russell Mid Cap Growth                                    -11.8%
----------------------------------------- --------------------------------------
Russell 2000 (Small Cap)                                   -3.0%
----------------------------------------- --------------------------------------
Clearwater Growth Fund                                     -2.0%
----------------------------------------- --------------------------------------

Clearwater Investment Trust
February 21, 2001
Page 2


Parametric Portfolio Associates (continued)

   Over the course of the year, the portfolio was re-balanced periodically and as tax efficiently as possible to align it closer to its designated benchmark
   - the Russell 1000 index. The predicted annualized tracking error of the portfolio vs. the Russell 1000 decreased from more than 3% in the beginning of the year to 2.5%. In pre and post-tax terms the portfolio has performed well within expectations.

   Looking Forward

   A lesson re-learned in 2000 is that diversification matters. In adherence to the board's directive of reducing tracking error to 2% by January 2001, Parametric has re-balanced the Clearwater Fund to its 2% target. Much of the capitalization and growth biases that has been inherent in the portfolio since inception has been significantly reduced with this re-balance.

Kennedy Capital Management, the subadvisor for the Small Cap Fund, made the following comments:

   Kennedy Capital does not profess to have special expertise at forecasting the U.S. economy. We buy small, fast growing companies that appear to be under-priced and, as they achieve more recognition in the marketplace, we sell. Nevertheless, we do watch, and we are concerned about current economic conditions.

   After nine years of continuous growth, we believe that 2001 is likely to bring a recession, most likely a mild one. Recent economic growth has been sustained by confident consumers and corporate capital spending, particularly in the tech sector.

   Consumer confidence has been buoyed up by a strong stock market and a strong job market. But in 2000, stocks stumbled on earnings concerns - worries that seem eminently justified - and more recently job layoffs have been accelerating. Furthermore, consumer debt is at very high levels with much of the liability supported by a pledge of home equity. (The average home equity stake is now about 50%, well below the high of 70%.) Consumers will be much more conservative in their spending habits if their home ownership is at risk.

   Corporate spending on technology with the presumed attendant benefits in productivity has been the most unique aspect of the recent economic boom. And the bull market in technology shares has been the engine for stock appreciation worldwide - at least until last year. But questions remain. Can this capital spending be sustained? Has the actual earnings growth been as real as reported? The telecom sector is the most obvious example of exuberant capital spending. To compete in the new era, telecom companies have taken on hundreds of billions of dollars of debt to buy licenses and lay cables. As leverage has increased, defaults have started to rise. Many other tech companies have sustained their growth through liberal trade credits. Larger companies have used pooled accounting to hide the cost of mergers. All have used stock options to keep employees happy. These questionable accounting techniques will act as reverse leverage as the tech bubble implodes.

Clearwater Investment Trust
February 21, 2001
Page 3


Kennedy Capital Management (continued)

   On the positive side, Greenspan and the Federal Reserve Board ("Fed") have been extremely proactive in their efforts to stimulate the economy. They surprised the market by cutting the fed funds target rate 50 basis points on January 3rd, between regularly scheduled Federal Open Market Committee reviews. On January 31st, they cut the fed funds target rate another 50 basis points. Exact comparisons are difficult because of changes in reporting procedures. However, a 100 basis points decline in rates in less than a month is very large and suggests the depth of the Fed's concern. Even more significant, Greenspan signaled his approval for a tax cut which overjoyed Republicans and dismayed Democrats. Chairman Greenspan has always been reluctant to interject himself in the political process as he just has. The Fed is obviously going all out to keep the economy going. Will they be successful? Too successful? Are they panicked? Our guess, and we underline guess, is that the Fed will not achieve a soft landing. There are too many structural problems remaining from the tech-asset price bubble of the late 1990's.

   This pessimism is our estimate for the most likely outcome, but we have a wide band of confidence. Greenspan has been very effective and, because of past achievements, he has real clout with investors. Moreover, stocks rarely decline in the face of major reductions in interest rates. But we've never been through a period quite like the 1990's. The Fed could very well manage a soft landing and stocks could soar. Or, the combination of aggressive interest rate reductions and a large tax cut could overshoot the mark causing the stock market and the economy to overheat. Our bet, however, is on a contraction.

   Ironically, if we are already in a mild contraction, this is good news for small stocks. Small stocks have historically outperformed large ones coming out of a recessions. For example, in the last three recessions (1980, 1982, and 1991) the Russell 2000 index beat the S&P 500 by 31% from 3 months prior to the trough to 12 months after the growth resumed.

   Again, Kennedy will continue to do what it always has, buy cheap but attractive stocks that appear to be overlooked by other investors. Fortunately, small-cap value, as a sector remains undervalued as the following table attests.

                                DECEMBER 31, 2000
                                   STATISTICS

                                     Russell  Russell  Russell   Russell
                                      2000     1000  2000 Value 2000 Growth
                                      ----     ----  ---------- -----------

      Price/Earnings Ratio, trailing  22.5     26.8     15.9       43.7
      Price/Book Ratio                 2.3      4.5      1.7        4.5
      Price/Sales Ratio                1.2      2.3      0.9        2.0

Clearwater Investment Trust
February 21, 2001
Page 4


Sit Fixed Income Advisors II, LLC, the subadvisor for the Tax-Exempt Bond Fund, made the following comments:

   The year 2000 produced strong returns throughout the investment grade fixed income markets. Perceptions of a slowing economy and volatility in the equity market led to expectations of Federal Reserve short-term interest rate cuts. These conditions increased demand for U.S. Treasuries appreciably, and this sector delivered the highest returns for the year. Municipal bond yields, as measured by the Bond Buyer Index, followed Treasury yields lower during 2000, falling 35 basis points during the fourth quarter and 75 basis points for the year. This decline in yields was fairly evenly distributed across the municipal curve, with the longer end of the municipal market producing the highest returns. In a reversal from the prior year, revenue bonds outperformed general obligation bonds during 2000. The Fund's performance benefited from maintaining its duration at the longer end of its targeted intermediate-term duration range as well as from its emphasis on revenue bonds.

   The Federal Reserve reduced short-term interest rates by 50 basis points on January 3, 2001, in response to the slowdown in the economy. Many economists now anticipate significantly slower Gross Domestic Product growth in the first half of 2001, accompanied by additional short-term interest rate reductions by the Federal Reserve. The supply of municipal bonds has been light early in 2001, while retail investor demand has remained robust. These trends should produce even lower bond yields and result in further appreciation in the Fund's per share net asset value. Demand should increase for lower-rated and non-rated bonds as investors reach for yield in this declining interest rate environment. The Fund is positioned to take advantage of this environment given its emphasis on "A" rated and "BBB" rated bonds and its use of non-rated bonds. Investment of new cash flows will be focused on maturities in the 6-15 year range.

Clearwater Investment Trust              Clearwater Management Company
---------------------------              -----------------------------
P. W. Pascoe, President and CEO          P. W. Pascoe, Chairman and Treasurer
F. T. Weyerhaeuser, V. P. and Secretary  W. T. Weyerhaeuser, V. P. and Secretary
L. R. Jones                              Samuel B. Carr, Jr.
L. H. King                               W. John Driscoll
C. W. Rasmussen                          E. D. Hlavka
L. R. Rasmussen                          C. W. Morley
                                         R. J. Phares
                                         F. W. Piasecki
                                         D. C. Titcomb
                                         G. H. Weyerhaeuser, Jr.

                           CLEARWATER INVESTMENT TRUST

                              Financial Statements

                                December 31, 2000

                          Independent Auditors' Report

     The Board of Trustees and Shareholders
     Clearwater Investment Trust:


     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Clearwater Growth, Small Cap, and Tax-Exempt Bond Funds (funds within Clearwater Investment Trust) as of December 31, 2000, and the related statements of operations for the year then ended (period from January 14, 2000, commencement of operations, through December 31, 2000 for Clearwater Tax-Exempt Bond Fund), the statements of changes in net assets for each of the years in the two-year period then ended (period from January 14, 2000 through December 31, 2000 for Clearwater Tax-Exempt Bond Fund) and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth, Small Cap, and Tax-Exempt Bond Funds at December 31, 2000, and the results of their operations, changes in their net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                      KPMG LLP

     Minneapolis, Minnesota
     February 12, 2001

                          CLEARWATER INVESTMENT TRUST


STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------

December 31, 2000                                                                         GROWTH       SMALL CAP   TAX-EXEMPT
                                                                                           FUND          FUND      BOND FUND
                                                                                           ----          ----      ---------
ASSETS
------
Investments in securities, at market value (note 2)
  (identified cost:  $83,524,855 Growth Fund;  $64,795,111 Small Cap Fund;
     $71,145,045 Tax-Exempt Bond Fund)                                                 $165,180,333  $68,070,666  $73,073,219
Receivable for investment securities sold                                                         0       34,477      156,693
Accrued dividend and interest receivable                                                    147,090       34,411    1,226,007
                                                                                        ------------  -----------  -----------

                                                                         TOTAL ASSETS   165,327,423   68,139,554   74,455,919

LIABILITIES
-----------
Cash portion of distributions payable                                                    10,325,371            0      253,067
Accrued management fee                                                                      190,839      243,865      108,622
                                                                                        ------------  -----------  -----------

                                                                    TOTAL LIABILITIES    10,516,210      243,865      361,689

NET ASSETS                                                                              $154,811,213  $67,895,689  $74,094,230
----------                                                                               ============  ===========  ===========




CAPITAL
-------
Capital stock and additional paid-in capital
  (authorized unlimited number of shares at no par value for each Fund:
   outstanding 5,763,034; 5,217,180 and 7,207,036 shares, respectively (note 2))        $72,845,247  $64,507,302  $72,163,784
Undistributed net income                                                                     10,907            0            0
Accumulated net realized gain                                                               299,581      112,832        2,272
Unrealized appreciation of investments                                                   81,655,478    3,275,555    1,928,174
                                                                                        ------------  -----------  -----------

NET ASSETS                                                                             $154,811,213  $67,895,689  $74,094,230
----------                                                                              ============  ===========  ===========

Net asset value per share of outstanding capital stock                                      $ 26.86      $ 13.01      $ 10.28











See accompanying notes to financial statements.                   1

                           CLEARWATER INVESTMENT TRUST


------------------------
For Year Ended December 31, 2000                                                           GROWTH      SMALL CAP    TAX-EXEMPT
                                                                                            FUND         FUND       BOND FUND*
                                                                                            ----         ----       ----------
INVESTMENT INCOME
  Income:
     Dividends (net of foreign taxes withheld of $7,979, $0 and $0, respectively)        $1,631,050     $539,924     $201,609
     Interest                                                                                48,008      244,306    3,909,970
                                                                                        ------------  -----------  -----------

TOTAL INCOME                                                                              1,679,058      784,230    4,111,579

     Expenses:  (note 5)
          Investment advisory fee                                                           780,787      975,901      390,479
                                                                                        ------------  -----------  -----------

TOTAL EXPENSES                                                                              780,787      975,901      390,479

                                                            NET INVESTMENT INCOME (LOSS)    898,271     (191,671)   3,721,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized gain on security transactions                                             22,483,223   15,278,971      243,310
  Unrealized appreciation(depreciation) during the period                               (26,911,509)  (9,262,752)   1,928,174
                                                                                        ------------  -----------  -----------

                                                            NET GAIN(LOSS)ON INVESTMENTS (4,428,286)   6,016,219    2,171,484
                                                                                        ------------  -----------  -----------

                                     NET INCREASE(DECREASE)IN NET ASSETS FROM OPERATIONS($3,530,015)  $5,824,548   $5,892,584
                                                                                        ============  ===========  ===========

* Period from January 14, 2000 (commencement of operations) through December 31, 2000.



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
                                                                                                                   TAX-EXEMPT
For Year Ended December 31, 2000                                   GROWTH FUND               SMALL CAP FUND        BOND FUND
                                                             12/31/2000   12/31/1999    12/31/2000    12/31/1999   12/31/2000*
                                                             ----------   ----------    ----------    ----------   -----------
OPERATIONS

  Net investment income(loss)                                  $898,271      $562,430     ($191,671)   ($162,616)  $3,721,100
  Net realized gain on investments                           22,483,223       669,133    15,278,971    5,519,176      243,310
  Unrealized appreciation(depreciation) during the period   (26,911,509)   31,836,313    (9,262,752)   7,121,988    1,928,174
                                                             -----------  ------------  ------------  -----------  -----------

      NET INCREASE(DECREASE) IN NETS ASSETS FROM OPERATIONS  (3,530,015)   33,067,876     5,824,548   12,478,548    5,892,584

DISTRIBUTIONS TO SHAREHOLDERS FROM

  Net investment income                                        (900,445)     (750,478)            0            0   (3,721,100)
  Net realized gain on investments                           (22,183,642)    (463,810)  (15,029,942)  (5,305,682)    (241,038)
  Return of capital                                                   0      (212,677)            0            0            0
                                                             -----------  ------------  ------------  -----------  -----------

                        TOTAL DISTRIBUTIONS TO SHAREHOLDERS (23,084,087)  (1,426,965)  (15,029,942)  (5,305,682)  (3,962,138)

CAPITAL SHARE TRANSACTIONS (note 4)
  Proceeds from shares sold                                   1,628,890     4,587,100     8,969,909    7,224,850   76,647,175
  Reinvestment of distributions from net investment income,
     gain, and return of capital                             12,752,172       873,806    11,063,871    6,345,779    2,074,190
  Payments for shares redeemed                               (2,868,331)   (1,961,797)   (2,128,480)    (764,346)  (6,557,591)
                                                             -----------  ------------  ------------  -----------  -----------

    INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS  11,512,731     3,499,109    17,905,300   12,806,283   72,163,774
                                                             -----------  ------------  ------------  -----------  -----------

                     TOTAL INCREASE(DECREASE) IN NET ASSETS (15,101,371)  35,140,020      8,699,906   19,979,149   74,094,220

NET ASSETS

  At the beginning of the period (note 1)                    169,912,584  134,772,564    59,195,783   39,216,634           10
                                                             -----------  ------------  ------------  -----------  -----------

  At the end of the period                                  $154,811,213 $169,912,584  $67,895,689   $59,195,783  $74,094,230
                                                             ===========  ============  ============  ===========  ===========

  Undistributed Net Income                                      $10,907       $13,081            $0           $0           $0
                                                             ===========  ============  ============  ===========  ===========

* Period from January 14, 2000 (commencement of operations) through December 31, 2000.


See accompanying notes to financial statements.                   2

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(1)   Organization

          Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

          The Clearwater Tax-Exempt Bond Fund commenced operations on January 14, 2000. Prior to this date, the Chairman of Clearwater Management Company purchased one share of capital stock at $10.00 per share.

          The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible without requiring the fund to realize taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

          The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

          The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements



(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the funds are as follows:

          Investments in Securities

          Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

          Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

          Federal Taxes

          The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Trust intends to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

          Net investment income and net realized gains (losses) for the funds my differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements

          Federal Taxes (continued)

          On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                                  Clearwater
                                                                Small Cap Fund
          ----------------------------------------------------------------------
          Undistributed net income                            $        191,671
          Accumulated net realized gains                              (187,169)
          Additional paid-in capital                                    (4,502)


          Distributions to Shareholders

          Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

          Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   Investment Security Transactions

          Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended December 31, 2000, were as follows:

                                             Purchases          Sales proceeds
          ----------------------------------------------------------------------
          Clearwater Growth Fund            $98,770,771           $101,434,129
          Clearwater Small Cap Fund         103,253,379            100,938,448
          Clearwater Tax-Exempt Bond Fund    81,640,047             14,137,269

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(4)   Capital Share Transactions

          Transactions in shares of each fund for the year ended December 31, 2000 and 1999, were as follows:

                                                    Clearwater                           Clearwater
                                                    Growth Fund                        Small Cap Fund
                                         -----------------------------------------------------------------------
                                            12/31/2000         12/31/1999             12/31/2000      12/31/1999

          ------------------------------------------------------------------------------------------------------
          Sold                                 48,866            163,135                516,319         512,476
          Issued for reinvested
            distributions                     481,214             29,145                910,606         454,134

          Redeemed                            (86,738)           (72,041)              (121,890)        (51,680)

          ------------------------------------------------------------------------------------------------------
          Increase                            443,342            120,239              1,305,035         914,930
          ------------------------------------------------------------------------------------------------------



                                                         Clearwater Tax-Exempt
                                                             Bond Fund

                                                         -------------------

                                                            12/31/2000 *

                   ---------------------------------------------------------
                   Sold                                        7,652,562
                   Issued for reinvested
                     distributions                               204,469

                   Redeemed                                     (649,995)

                   ---------------------------------------------------------
                   Increase                                    7,207,036
                   ---------------------------------------------------------

* Period from January 14, 2000 (commencement of operations) through December 31, 2000.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(5)   Expenses and Related Party Transactions

          The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's chairman and treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of .45%, 1.35% and .60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

          The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, Inc., is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to SIT Investment Associates Inc., is equal to an annual rate of .40% on the first $20 million in net assets and then decreasing in reduced percentages to .20% of net assets in excess of $75 million.

(6)   New Accounting Pronouncement

          In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning December 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(7)  Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:


Clearwater Growth Fund

                                                               Year ended December 31,

                                                            ---------------------------------------------------
                                                              2000      1999       1998     1997(b)    1996

       --------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year                       31.94     25.92      21.17     17.88     17.01
       --------------------------------------------------------------------------------------------------------
       Income from investment
         operations:

            Net investment income(loss)                          0.16      0.11       0.09     (0.01)    (0.01)
            Net realized and unrealized gains(loss)             (0.87)     6.18       4.71      5.08      3.68

       --------------------------------------------------------------------------------------------------------
              Total from investment

                operations                                      (0.71)     6.29       4.80      5.07      3.67

       --------------------------------------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income                   (0.17)    (0.14)     (0.05)     0.00      0.00
         Distributions from net realized gains                  (4.20)    (0.09)      0.00     (1.78)    (2.80)
         Return of capital                                       0.00     (0.04)      0.00      0.00      0.00

       --------------------------------------------------------------------------------------------------------
              Total distributions                               (4.37)    (0.27)     (0.05)    (1.78)    (2.80)

       --------------------------------------------------------------------------------------------------------
       Net asset value, end of year                             26.86     31.94      25.92     21.17     17.88

       --------------------------------------------------------------------------------------------------------
       Total return(a)                                          (2.0%)    24.3%      22.7%     28.4%     21.6%

       Net assets, end of year (000s omitted)                 154,811   169,913    134,773   106,859    93,922

       Ratio of expenses to average net assets                  0.45%     0.45%      0.45%     0.98%     1.08%

       Ratio of net investment income (loss) to
         average net assets                                     0.52%     0.39%      0.39%    (0.06%)   (0.07%)

       Portfolio turnover rate (excluding short-
         term securities)                                      57.28%    12.19%      3.65%    38.16%    75.90%


       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (b) Effective November 1, 1997, Parametric Portfolio Associates, Inc. became the subadvisor for the fund.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements



Clearwater Small Cap Fund

                                                               Year ended December 31,

                                                            ---------------------------------------------------
                                                              2000      1999       1998      1997      1996

       --------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year                       15.13     13.08      15.24     12.74     11.47
       --------------------------------------------------------------------------------------------------------
       Income from investment
         operations:

            Net investment income(loss)                         (0.04)    (0.05)     (0.04)    (0.02)     0.00
            Net realized and unrealized gains(losses)            1.41      3.57      (1.04)     5.14      1.71

       --------------------------------------------------------------------------------------------------------
              Total from investment

                operations                                       1.37      3.52      (1.08)     5.12      1.71

       --------------------------------------------------------------------------------------------------------
       Less distributions:
         Excess distributions from net invest income             0.00      0.00       0.00      0.00     (0.01)
         Distributions from net realized gains                  (3.49)    (1.47)     (1.08)    (2.62)    (0.42)
         Return of capital                                       0.00      0.00       0.00      0.00     (0.01)

       --------------------------------------------------------------------------------------------------------
              Total distributions                               (3.49)    (1.47)     (1.08)    (2.62)    (0.44)

       --------------------------------------------------------------------------------------------------------
       Net asset value, end of year                             13.01     15.13      13.08     15.24     12.74

       --------------------------------------------------------------------------------------------------------
       Total return(a)                                          10.7%    27.30%      (7.1%)    40.2%     15.0%

       Net assets, end of year (000s omitted)                  67,896    59,196     39,217    40,838    32,774

       Ratio of expenses to average net assets                  1.35%     1.34%      1.36%     1.35%     1.37%

       Ratio of net investment income (loss) to
         average net assets                                    (0.27%)   (0.35%)    (0.26%)   (0.17%)    0.00%

       Portfolio turnover rate (excluding short-
         term securities)                                     149.01%   112.63%     88.27%    92.22%    89.25%


       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


Clearwater Tax-Exempt Bond Fund

                                                  Period ended December 31,

                                                  ------------------------------
                                                              2000 (a)

       -------------------------------------------------------------------------
       Net asset value, beginning of period                     10.00
       -------------------------------------------------------------------------
       Income from investment
         operations:

            Net investment income                                0.52
            Net realized and unrealized gains                    0.31

       -------------------------------------------------------------------------
              Total from investment

                operations                                       0.83

       -------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income                   (0.52)
         Excess distributions from net invest income             0.00
         Distributions from net realized gains                  (0.03)
         Return of capital                                       0.00

       -------------------------------------------------------------------------
              Total distributions                               (0.55)

       -------------------------------------------------------------------------
       Net asset value, end of year                             10.28

       -------------------------------------------------------------------------
       Total return(b)                                           8.9%

       Net assets, end of year (000s omitted)                  74,094

       Ratio of expenses to average net assets                  0.60% (c)

       Ratio of net investment income (loss) to
         average net assets                                     5.72% (c)

       Portfolio turnover rate (excluding short-
         term securities)                                      23.86%


       (a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

       (b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return is not annualized.

       (c) Annualized.

                                     CLEARWATER GROWTH FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------

COMMON STOCKS

CONSUMER DISCRETIONARY

                        1,250    ABERCROMBIE AND FITCH CO (b)                           12,875.00         25,000.00
                          100    AMERICAN EAGLE OUTFITTERS INC (b)                       1,674.75          4,225.00
                        5,624    AT & T - LIBERTY MEDIA GROUP CL A (b)                 121,614.57         76,275.50
                        1,250    BELO CORP                                              18,687.50         20,000.00
                        1,300    CABLEVISION SYS CORP (b)                               98,265.50        110,418.75
                        3,300    CENTEX CORP                                            74,691.79        123,956.25
                          100    CHARTER COMMUNICATIONS INC DEL (b)                      1,540.31          2,268.75
                       22,400    COMCAST CORP (b)                                      867,432.58        935,200.00
                        1,800    COSTCO WHSL CORP NEW (b)                               39,156.25         71,887.50
                       19,550    DISNEY WALT CO                                        696,532.24        565,728.12
                        1,300    ECHOSTAR COMMUNICATIONS CORP N (b)                     60,762.52         29,575.00
                          100    FEDERATED DEPT STORES INC DEL (b)                       2,631.00          3,500.00
                        6,819    FORD MTR CO DEL                                       201,716.74        159,820.31
                          100    FORTUNE BRANDS INC                                      2,395.94          3,000.00
                        2,362    GAP INC                                                66,915.59         60,231.00
                       12,900    GENERAL MTRS CORP                                     852,186.39        657,093.75
                        8,600    GENERAL MTRS CORP class H (b)                         234,737.86        197,800.00
                          100    GENTEX CORP (b)                                         2,307.50          1,862.50
                       12,200    GOODYEAR TIRE AND RUBBER                              233,451.88        280,478.00
                       46,500    HARLEY DAVIDSON INC                                   272,431.88      1,848,375.00
                          101    HILTON HOTELS CORP                                        884.91          1,060.50
                        5,350    HOLLINGER INTERNATIONAL INC                            62,343.02         84,931.25
                       77,250    HOME DEPOT INC                                         50,381.91      3,529,359.37
                          100    JOHNSON CTLS INC                                        5,136.19          5,200.00
                       42,150    KOHLS CORP (b)                                        342,647.84      2,571,150.00
                          100    MANDALAY RESORT GROUP (b)                               1,956.00          2,193.75
                       40,000    MARRIOTT INTL INC NEW                                 338,804.02      1,690,000.00
                          100    MAY DEPT STORES CO                                      2,371.25          3,275.00
                       17,800    MCDONALDS CORP                                        519,436.59        605,200.00
                          400    MCGRAW HILL COS INC                                    16,537.00         23,450.00
                       14,700    PRICELINE COM INC (b)                                  95,541.18         19,293.75
                          100    STARBUCKS CORP (b)                                      3,287.50          4,425.00
                        3,400    TARGET CORP                                            60,597.48        109,650.00
                       10,500    TIME WARNER INC (b)                                   765,336.56        548,520.00
                        2,000    TRICON GLOBAL RESTAURANTS INC (b)                      60,495.00         66,000.00
                          100    UNITED RENTALS INC (b)                                  1,399.75          1,343.75
                        2,200    UNIVISION COMMUNICATIONS INC (b)                       87,669.56         90,062.50
                          100    VENATOR GROUP INC (b)                                   1,181.00          1,550.00
                        7,536    VIACOM INC (b)                                        251,744.12        352,308.00
                        5,871    VISTEON CORP                                           92,399.39         67,516.50
                       10,600    WAL MART STORES INC                                   428,882.66        563,125.00
                        3,600    WHIRLPOOL CORP                                        155,817.45        171,675.00
                                                                                 ----------------- -----------------
                                                                                     7,206,858.17     15,687,984.80          10.13%


See accompanying notes to investment securities          11          (Continued)

                                     CLEARWATER GROWTH FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------


CONSUMER STAPLES

                           40    AGRIBRANDS INTL INC (b)                                 1,196.85          2,140.00
                       12,200    ANHEUSER BUSCH COS INC                                460,561.45        555,100.00
                          150    AVON PRODS INC                                          4,930.88          7,181.25
                       36,000    COCA COLA CO                                        1,081,705.00      2,193,750.00
                        7,800    COLGATE PALMOLIVE CO                                  394,851.80        503,490.00
                          100    CONAGRA INC                                             1,793.50          2,600.00
                          400    GENERAL MLS INC                                        12,499.50         17,825.00
                       33,000    GILLETTE CO                                           550,137.35      1,192,125.00
                        1,050    IBP INC                                                15,072.33         28,087.50
                        2,750    KIMBERLY CLARK CORP                                   142,946.29        194,397.50
                        7,450    KROGER CO (b)                                         125,942.54        201,615.62
                       10,950    PEPSICO INC                                           447,338.48        542,709.37
                       47,850    PHILIP MORRIS COS INC                               1,094,031.76      2,105,400.00
                       15,000    PROCTER & GAMBLE CO                                   564,654.60      1,176,562.50
                        8,400    QUAKER OATS CO                                        689,272.92        817,950.00
                          100    REYNOLDS R J TOB HLDGS INC                              1,699.75          4,875.00
                        1,600    SAFEWAY INC (b)                                        47,173.04        100,000.00
                          100    SARA LEE CORP                                           1,919.19          2,456.25
                        7,900    SYSCO CORP                                            121,024.50        237,000.00
                        2,200    UST INC                                                55,269.50         61,737.50
                       40,000    WALGREEN CO                                           496,085.42      1,672,500.00
                       14,800    WINN DIXIE STORES INC                                 293,143.60        286,750.00
                        1,800    WRIGLEY WM JR CO                                      125,320.50        172,462.50
                                                                                 ----------------- -----------------
                                                                                 ----------------- -----------------
                                                                                     6,728,570.75     12,078,714.99           7.80%
ENERGY

                        3,050    AMERADA HESS CORP                                     176,480.02        222,840.62
                        1,773    ANADARKO PETE CORP                                     62,488.50        126,024.84
                        1,450    APACHE CORP                                            61,627.61        101,590.62
                       32,226    BP AMOCO PLC  (d)                                     973,193.21      1,542,819.75
                        5,450    BURLINGTON RES INC                                    178,458.36        275,225.00
                        2,100    COASTAL CORP                                           67,063.50        185,456.25
                        5,280    CONOCO INC                                            104,244.85        152,790.00
                          639    DEVON ENERGY CORPORATION NEW                           25,737.35         38,959.83
                        4,250    EOG RESOURCES INC                                      80,823.95        232,421.87
                       36,460    EXXON MOBIL CORP                                    2,927,467.10      3,169,741.25
                          600    MURPHY OIL CORP                                        32,054.76         36,262.50
                        2,900    NOBLE AFFILIATES INC                                   74,136.48        133,400.00
                       16,450    OCCIDENTAL PETE CORP                                  308,653.00        398,912.50
                          100    OCEAN ENERGY INC TEX                                    1,243.50          1,737.50
                        5,650    PHILLIPS PETE CO                                      241,079.85        321,343.75
                        2,300    R & B FALCON CORP (b)                                  49,611.00         52,756.25
                       34,570    SCHLUMBERGER LTD                                      872,552.00      2,763,439.37
                        4,850    SUNOCO INC                                            109,368.96        163,384.37
                          800    TIDEWATER INC                                          26,787.52         35,500.00
                        9,692    TRANSOCEAN SEDCO FOREX INC                            182,407.13        445,832.00
                        1,150    ULTRAMAR DIAMOND SHAMROCK                              24,284.66         35,506.25
                        3,350    UNOCAL CORP                                            91,904.24        129,603.12
                                                                                 ----------------- -----------------
                                                                                     6,671,667.55     10,565,547.64           6.82%


See accompanying notes to investment securities          12          (Continued)

                                     CLEARWATER GROWTH FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------



FINANCIALS

                          287    AEGON  (d)                                             10,506.43         11,892.56
                          300    AFLAC INC                                              10,336.74         21,656.25
                        1,000    AMB PPTY CORP                                          20,197.50         25,812.50
                        8,550    AMERICAN EXPRESS CO                                   302,770.98        469,715.62
                          800    AMERICAN GEN CORP                                      41,298.00         65,200.00
                       39,090    AMERICAN INTL GROUP INC                               494,492.61      3,852,808.12
                        8,700    AMERITRADE HLDG CORP (b)                              127,225.32         60,900.00
                          950    AON CORP                                               25,856.97         32,537.50
                        3,300    ASTORIA FINL CORP                                      87,762.51        179,231.25
                        7,080    AXA SA  (d)                                           493,387.50        508,432.50
                        2,600    BANK NEW YORK INC                                      62,790.52        143,487.50
                       16,550    BANK ONE CORP                                         510,752.86        606,143.75
                          300    CAPITAL ONE FINL CORP                                  13,724.25         19,743.75
                          100    CATELLUS DEV CORP (b)                                   1,356.00          1,750.00
                        6,877    CHARTER ONE FINL INC                                  126,040.11        198,573.37
                        4,450    CIT GROUP INC                                          69,719.93         89,556.25
                       57,600    CITIGROUP INC                                         737,334.09      2,941,200.00
                        5,150    COMMERCIAL FED CORP                                    78,155.88        100,103.12
                        1,550    COUNTRYWIDE CR INDS INC                                40,480.57         77,887.50
                        1,600    DIME BANCORP INC NEW                                   22,468.20         47,300.00
                       11,500    E TRADE GROUP INC (b)                                 166,750.00         84,812.50
                       21,500    FEDERAL HOME LN MTG CORP                               65,945.84      1,480,812.50
                        8,900    FEDERAL NATL MTG ASSN                                 624,233.25        772,075.00
                          100    FELCOR LODGING TR INC                                   2,031.00          2,393.75
                          900    FIFTH THIRD BANCORP                                    26,025.00         53,775.00
                        1,850    FIRST TENN NATL CORP                                   34,167.28         53,534.37
                       13,200    FIRST UN CORP                                         377,362.92        367,125.00
                        9,700    FLEETBOSTON FINL CORP                                 305,140.64        364,356.25
                       18,000    FRANKLIN RES INC                                      332,901.55        685,800.00
                        6,200    GOLDEN ST BANCORP INC                                  97,206.64        194,912.50
                        1,250    GREENPOINT FINL CORP                                   30,617.75         51,171.87
                        3,700    HELLER FINL INC                                        66,390.58        113,543.75
                          100    HIBERNIA CORP                                           1,081.00          1,275.00
                       11,650    HOST MARRIOTT CORP NEW                                103,567.34        150,721.87
                        4,350    HOUSEHOLD INTL INC                                    166,173.67        239,250.00
                          100    ISTAR FINL INC                                          1,837.25          1,968.75
                       26,800    J P MORGAN CHASE & CO                                 982,458.00      1,217,725.00
                       12,100    KEYCORP NEW                                           225,332.25        338,800.00
                        1,700    LEHMAN BROTHERS HLDGS INC                              71,447.86        114,962.50
                        2,700    LINCOLN NATL CORP IN                                   82,662.12        127,743.75
                        1,050    LOEWS CORP                                             49,966.14        108,740.62
                          260    M & T BK CORP                                          10,975.91         17,680.00
                          950    MARSH & MCLENNAN COS INC                               48,954.50        111,150.00
                        2,150    MBNA CORP                                              38,937.00         79,415.62
                        1,750    MEDITRUST (b)                                           3,605.00          4,484.37
                        1,800    MELLON FINL CORP                                       46,904.04         88,537.50
                        2,600    MERRILL LYNCH & CO INC                                138,565.44        177,287.50
                       22,900    MGIC INVT CORP WIS                                    550,287.00      1,544,318.75
                        5,200    MORGAN J P & CO INC                                   741,624.42        860,600.00
                        5,900    MORGAN STANLEY DEAN WITTER&CO                         490,298.23        467,575.00
                       13,850    NATIONAL CITY CORP                                    239,683.94        398,187.50
                          100    NATIONAL COMM BANCORP                                   1,675.00          2,475.00


See accompanying notes to investment securities          13          (Continued)

                                     CLEARWATER GROWTH FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------


FINANCIALS (Cont'd)

                          100    NATIONWIDE FINL SVCS INC                                2,793.50          4,750.00
                          100    NORTH FORK BANCORPORATION INC                           1,618.50          2,456.25
                          400    NORTHERN TRUST CORP                                    14,850.00         32,625.00
                          100    POPULAR INC                                             2,024.75          2,631.25
                       39,000    PRICE T ROWE GROUP INC                                544,918.25      1,648,359.37
                        7,300    PROVIDIAN FINL CORP                                   343,400.52        419,750.00
                          100    REGIONS FINL CORP                                       2,154.75          2,731.25
                          100    ROSLYN BANCORP INC                                      1,700.00          2,731.25
                          900    SCHWAB CHARLES CORP                                    34,920.00         25,537.50
                        4,200    SOVEREIGN BANCORP INC                                  32,180.88         34,125.00
                          500    STATE STREET CORPORATION                               28,217.50         62,105.00
                          200    STILWELL FINANCIAL INC                                  7,138.08          7,887.50
                       55,000    TCF FINANCIAL CORP                                    965,087.50      2,450,937.50
                        1,850    UNION PLANTERS CORP                                    53,751.57         66,137.50
                        2,900    UNUMPROVIDENT CORP                                     41,036.45         77,937.50
                          100    USA ED INC                                              3,031.00          6,800.00
                       11,000    WASHINGTON MUT INC                                    265,978.90        583,687.50
                       54,958    WELLS FARGO & CO NEW                                1,253,538.41      3,060,473.62
                       12,500    XL CAPITAL LTD                                        159,375.00      1,092,187.50
                          100    ZIONS BANCORP                                           4,146.88          6,243.75
                                                                                 ----------------- -----------------
                                                                                    13,163,327.97     29,321,237.00          18.94%
HEALTHCARE

                        5,000    ABBOTT LABS                                           157,381.25        242,187.50
                        2,100    AETNA INC (b)                                          71,925.00         86,231.25
                        2,600    ALZA CORP (b)                                         104,971.75        110,500.00
                        9,050    AMERICAN HOME PRODUCTS CORP                           422,554.52        575,127.50
                       52,000    AMGEN INC (b)                                         232,136.00      3,324,750.00
                          900    BAXTER INTL INC                                        40,763.56         79,481.25
                       18,600    BIOGEN INC (b)                                        270,530.49      1,117,162.50
                        9,850    BRISTOL MYERS SQUIBB CO                               469,755.60        728,284.37
                          800    CIGNA CORP                                             45,024.00        105,840.00
                          180    EDWARDS LIFESCIENCES CORP (b)                           1,871.69          3,195.00
                       17,950    ELAN PLC (b) (d)                                      252,083.32        840,284.37
                       13,656    GLAXOSMITHKLINE PLC (d)                               345,855.00        764,736.00
                        1,400    GUIDANT CORP (b)                                       44,560.75         75,512.50
                          850    HCA HEALTHCARE CO                                      19,619.79         37,408.50
                       30,050    HEALTHSOUTH CORP (b)                                  181,158.70        490,190.62
                          400    IDEC PHARMACEUTICALS CORP (b)                          79,581.24         75,825.00
                        1,900    IVAX CORP (b)                                          84,664.00         72,770.00
                       16,500    JOHNSON & JOHNSON                                     364,435.12      1,733,531.25
                       19,000    LILLY ELI & CO                                        794,112.40      1,768,187.50
                       46,000    MEDTRONIC INC                                         171,646.13      2,777,250.00
                       10,700    MERCK & CO INC                                        617,531.65      1,001,787.50
                        1,100    OXFORD HEALTH PLANS INC (b)                            29,783.16         43,450.00
                      140,500    PFIZER INC                                            673,294.05      6,463,000.00
                       24,523    PHARMACIA CORP                                        385,185.40      1,495,903.00
                        4,800    SCHERING PLOUGH CORP                                  140,844.00        272,400.00
                       35,000    STRYKER CORP                                          270,380.65      1,770,650.00
                                                                                 ----------------- -----------------
                                                                                     6,271,649.22     26,055,645.61          16.83%


See accompanying notes to investment securities          14          (Continued)

                                     CLEARWATER GROWTH FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------



INDUSTRIALS

                        2,750    ALLIED WASTE INDUSTRIES INC (b)                        16,321.25         40,046.87
                        1,350    BLOCK H & R INC                                        43,697.48         55,856.25
                       19,000    BOEING CO                                             449,445.00      1,254,000.00
                        2,300    BURLINGTON NORTHN SANTA FE                             53,681.77         65,118.75
                       37,000    CENDANT CORP (b)                                      284,605.76        356,125.00
                          100    CONCORD EFS INC (b)                                     2,181.00          4,393.75
                          500    CONTINENTAL AIRLS INC (b)                              20,917.50         25,812.50
                       12,250    COOPER INDS INC                                       398,089.56        562,734.37
                       13,175    CRANE CO                                              222,160.04        374,664.06
                        5,100    CSX CORP                                              107,399.88        132,281.25
                          800    DOVER CORP                                             27,686.52         32,450.00
                          600    DYCOM INDS INC (b)                                     23,811.00         21,562.50
                          750    EMERSON ELEC CO                                        42,260.63         59,109.37
                       18,400    FEDEX CORP (b)                                        368,548.50        735,264.00
                       22,000    FIRST DATA CORP                                       226,047.22      1,159,125.00
                       12,900    FISERV INC (b)                                        174,508.33        611,943.75
                          100    GENERAL DYNAMICS CORP                                   6,139.94          7,800.00
                      117,450    GENERAL ELEC CO                                     1,945,634.76      5,630,259.37
                        2,550    GOODRICH B F CO                                        71,012.37         92,756.25
                        6,950    HONEYWELL INTL INC                                    374,224.16        328,821.87
                           50    KANSAS CITY SOUTHN INDS INC (b)                           211.67            506.25
                        4,900    LOCKHEED MARTIN CORP                                  128,715.45        166,355.00
                          400    NORTHWEST AIRLS CORP (b)                                7,781.24         12,050.00
                          650    NOVA CORP GA (b)                                        9,190.22         12,959.37
                       68,340    PAYCHEX INC                                           192,961.40      3,323,032.50
                       16,100    RAYTHEON CO                                           420,325.29        500,106.25
                          850    REPUBLIC SVCS INC (b)                                   9,307.24         14,609.37
                        7,250    ROCKWELL INTL CORP NEW                                257,598.30        345,281.25
                          433    SABRE HLDGS CORP (b)                                   12,483.39         18,673.12
                        3,375    SODEXHO MARRIOTT SVCS INC (b)                          91,232.92         74,671.87
                          450    SOUTHWEST AIRLS CO                                      6,712.00         15,088.50
                          850    STEELCASE INC                                           8,991.64         11,793.75
                        1,343    STORA ENSO CORP (b) (d)                                12,087.00         15,780.25
                       34,000    TYCO INTL LTD NEW                                     329,885.00      1,887,000.00
                        1,050    UNION PAC CORP                                         43,934.84         53,287.50
                        2,300    UNITED TECHNOLOGIES CORP                              134,631.42        180,837.50
                        2,750    US AIRWAYS GROUP INC (b)                               63,996.35        111,546.87
                       12,300    USG CORP                                              214,344.72        276,750.00
                        8,650    WASTE MGMT INC DEL                                    135,675.25        240,037.50
                        2,700    YORK INTL CORP                                         57,118.23         82,856.25
                                                                                 ----------------- -----------------
                                                                                     6,995,556.24     18,893,348.01          12.20%
INFORMATION TECHNOLOGY

                       41,550    ADC TELECOMMUNICATIONS INC (b)                        212,525.37        753,093.75
                        3,200    ADOBE SYS INC                                         241,975.04        186,200.00
                        6,158    AGILENT TECHNOLOGIES INC (b)                          306,557.44        337,150.50
                          450    ALPHA INDS INC (b)                                     15,842.25         16,650.00
                        6,400    AMERICA ONLINE INC DEL (b)                            374,842.88        222,720.00
                       23,700    ANALOG DEVICES INC (b)                                212,568.42      1,213,143.75
                       10,700    APPLE COMPUTER (b)                                    220,687.50        159,162.50


See accompanying notes to investment securities          15          (Continued)

                                     CLEARWATER GROWTH FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------


INFORMATION TECHNOLOGY (Cont'd)

                       14,900    APPLIED MATERIALS INC (b)                             921,422.43        568,993.75
                        1,500    APPLIED MICRO CIRCUITS CORP (b)                        92,153.10        112,570.31
                        2,700    ART TECHNOLOGY GROUP INC (b)                          184,456.17         82,518.75
                       36,050    ASM LITHOGRAPHY HLDG N V (b)                          220,782.21        813,378.12
                        5,500    ATMEL CORP (b)                                         78,718.75         63,937.50
                          100    AVX CORP NEW                                            2,439.44          1,637.50
                        2,900    BEA SYS INC (b)                                       217,856.12        195,206.25
                        3,200    BMC SOFTWARE INC (b)                                   60,080.00         44,800.00
                        3,000    BROCADE COMMUNICATIONS SYS INC (b)                    343,312.50        275,437.50
                        2,200    CABLETRON SYSTEMS INC (b)                              59,532.00         33,137.50
                        1,300    CACHEFLOW INC (b)                                     143,151.53         22,181.25
                        3,800    CIENA CORP (b)                                        346,022.27        309,225.00
                      131,550    CISCO SYS INC (b)                                     205,622.96      5,031,787.50
                        3,200    COMMERCE ONE INC DEL (b)                              169,912.62         81,000.00
                          600    COMMSCOPE INC (b)                                      15,148.50          9,937.50
                       29,450    COMPAQ COMPUTER CORP                                  865,256.54        443,222.50
                        6,200    COMPUTER ASSOC INTL INC                               198,772.00        120,900.00
                          650    COMVERSE TECHNOLOGY INC (b)                            56,918.75         70,606.25
                          700    COPPER MTN NETWORKS INC (b)                             7,962.50          4,134.37
                        2,100    CORNING INC                                           149,216.97        110,906.25
                        1,850    CYPRESS SEMICONDUCTOR CORP (b)                         60,930.68         36,421.87
                        8,400    DELL COMPUTER CORP (b)                                351,400.12        146,475.00
                       19,000    DENDRITE INTL INC (b)                                  74,950.83        425,125.00
                       26,700    E M C CORP MASS (b)                                 1,382,038.09      1,775,550.00
                        5,700    EARTHLINK INC (b)                                      35,678.01         28,678.12
                          600    EXTREME NETWORKS INC (b)                               52,200.00         23,475.00
                        1,600    GATEWAY INC (b)                                        82,016.00         28,784.00
                        8,600    HEWLETT PACKARD CO                                    487,443.07        271,437.50
                        7,300    INFOSPACE INC (b)                                     167,900.00         64,559.37
                        3,400    INKTOMI CORP (b)                                      231,200.00         60,775.00
                      104,000    INTEL CORP                                            208,329.75      3,146,000.00
                        7,600    INTERNATIONAL BUSINESS MACHS                          860,114.33        646,000.00
                          300    INTERSIL HLDG CORP (b)                                 14,179.06          6,881.25
                        2,400    INTUIT (b)                                             93,273.12         94,650.00
                          800    I2 TECHNOLOGIES INC (b)                                64,018.74         43,500.00
                        1,600    JABIL CIRCUIT INC (b)                                  87,896.00         40,600.00
                        3,550    JUNIPER NETWORKS INC (b)                              604,216.27        447,521.87
                        1,200    KEMET CORP (b)                                         32,049.88         18,150.00
                        2,600    KLA TENCOR CORP (b)                                    86,093.80         87,587.50
                       14,800    LEGATO SYSTEMS INC (b)                                 58,221.42        110,075.00
                        1,800    LEXMARK INTL INC (b)                                   76,345.56         79,762.50
                        4,050    LINEAR TECHNOLOGY CORP                                220,756.45        187,312.50
                        4,150    LSI LOGIC CORP (b)                                    128,735.49         70,923.50
                        8,400    LUCENT TECHNOLOGIES INC                               436,710.38        113,400.00
                        2,400    MACROMEDIA INC (b)                                    180,618.51        145,800.00
                        1,000    MICROMUSE INC (b)                                      84,437.50         60,359.37
                       52,000    MICROSOFT CORP (b)                                     83,073.61      2,255,500.00
                          840    MOMENTUM BUSINESS APPLICATIONS (b)                             -          8,846.25
                       10,400    NATIONAL SEMICONDUCTOR CORP (b)                       262,574.00        209,300.00
                        2,700    NETWORK APPLIANCE INC (b)                             304,860.46        173,432.81
                          400    NEWPORT CORP                                           43,400.00         31,443.75
                       17,900    NOVELL INC (b)                                        159,977.67         93,415.62
                        1,800    NOVELLUS SYS INC (b)                                   72,075.06         64,687.50
                          844    OPENWAVE SYS INC (b)                                   76,850.52         40,459.25


See accompanying notes to investment securities          16          (Continued)

                                     CLEARWATER GROWTH FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------


INFORMATION TECHNOLOGY (Cont'd)

                       95,400    ORACLE CORP (b)                                        50,015.09      2,772,562.50
                        7,650    PALM INC (b)                                          359,126.21        216,590.62
                       19,450    PARAMETRIC TECHNOLOGY CORP (b)                        114,876.56        261,359.37
                        2,900    PEOPLESOFT INC (b)                                    126,929.21        107,843.75
                       16,600    PSINET INC (b)                                        116,646.54         11,931.25
                       11,200    QUALCOMM INC (b)                                      722,174.88        920,500.00
                        2,000    QUANTUM CORP (b)                                       23,432.60         26,625.00
                        6,600    REAL NETWORKS INC (b)                                 149,274.84         57,337.50
                        1,600    SANMINA CORP (b)                                      169,256.25        122,600.00
                        2,700    SIEBEL SYS INC (b)                                    249,312.50        182,587.50
                          950    SILICON GRAPHICS INC (b)                                4,444.41          3,800.00
                        1,000    SILICON STORAGE TECHNOLOGY INC (b)                     22,187.50         11,812.50
                        3,400    SOLECTRON CORP (b)                                    134,079.00        115,260.00
                       43,400    SUN MICROSYSTEMS INC (b)                            1,674,321.88      1,209,775.00
                          800    SYNOPSYS INC (b)                                       26,567.52         37,950.00
                        6,300    TEKTRONIX INC (b)                                     223,800.97        212,231.25
                       24,000    TELLABS INC (b)                                       240,342.00      1,356,000.00
                        6,400    TERADYNE INC (b)                                      206,377.60        238,400.00
                        2,472    TERRA NETWORKS S A (b) (d)                             52,314.42         26,110.50
                       28,300    TEXAS INSTRS INC                                    1,421,952.33      1,340,712.50
                       14,900    UNISYS CORP (b)                                       188,275.25        217,912.50
                        6,184    VERITAS SOFTWARE CORP (b)                             719,834.14        541,100.00
                        2,350    VITESSE SEMICONDUCTOR CORP (b)                        134,464.65        129,984.37
                       23,650    XILINX INC (b)                                        168,484.38      1,090,856.25
                        4,700    3COM CORP (b)                                          82,554.52         39,950.00
                                                                                 ----------------- -----------------
                                                                                    20,469,345.89     33,572,320.19          21.69%
MATERIALS

                          500    AIR PRODS & CHEMS INC                                  15,855.00         20,500.00
                        2,800    ALCOA INC                                              86,584.85         93,800.00
                          400    BALL CORP                                              12,499.00         18,425.00
                        7,350    BOWATER INC                                           372,692.11        414,356.25
                        7,050    DOW CHEM CO                                           197,653.36        258,206.25
                        4,400    DU PONT E I DE NEMOURS & CO                           195,911.95        212,575.00
                        1,100    EASTMAN CHEM CO                                        46,947.23         53,625.00
                        1,200    ENGELHARD CORP                                         18,240.72         24,450.00
                          350    FMC CORP (b)                                           21,778.37         25,090.62
                       14,508    GEORGIA PAC CORP                                      377,529.80        451,561.50
                        1,150    GEORGIA PAC CORP -Timber GR                            27,250.57         34,428.12
                          100    GREAT LAKES CHEMICAL CORP                               2,756.00          3,718.75
                       15,850    HERCULES INC (b)                                      231,519.37        302,140.62
                            1    HUTTIG BLDG PRODS INC (b)                                   3.74              4.12
                     6,531.68    INTERNATIONAL PAPER CO                                230,625.70        266,574.19
                        5,650    LYONDELL CHEMICAL CO                                   72,488.94         86,515.62
                        1,300    MEAD CORP                                              36,965.50         40,787.50
                        8,400    NEWMONT MNG CORP                                      116,529.00        143,325.00
                        2,350    PACTIV CORP (b)                                        20,650.39         29,081.25
                        1,100    PHELPS DODGE CORP                                      46,498.43         61,393.75
                        2,450    PPG INDS INC                                           99,172.82        113,465.62
                       18,900    SMURFIT STONE CONTAINER CORP (b)                      210,959.91        282,318.75
                        1,600    SOLUTIA INC                                            20,220.96         19,200.00
                       18,800    USX U S STL GROUP                                     292,465.96        338,400.00
                       11,950    WILLAMETTE INDS INC                                   374,871.50        560,903.12
                                                                                 ----------------- -----------------
                                                                                     3,128,671.18      3,854,846.03           2.49%


See accompanying notes to investment securities          17          (Continued)

                                     CLEARWATER GROWTH FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------


TELECOMMUNICATION SERVICES

                        1,500    ALLEGIANCE TELECOM INC (b)                             49,593.75         33,398.43
                          300    ALLTEL CORP                                            17,549.25         18,731.25
                        1,978    AT & T CORP                                            91,474.18         34,244.12
                        3,100    AT HOME CORP (b)                                       34,750.07         17,146.87
                       19,800    BELLSOUTH CORP                                        906,280.29        810,562.50
                        9,600    BROADWING INC (b)                                     269,488.50        219,000.00
                        1,950    CENTURYTEL INC (b)                                     49,109.99         69,712.50
                          300    FOCAL COMMUNICATIONS CORP (b)                           4,350.00          2,100.00
                       43,400    GLOBAL TELESYSTEMS INC (b)                            150,003.42         35,262.50
                          400    LEVEL 3 COMMUNICATIONS INC (b)                         16,475.00         13,125.00
                        5,500    MCLEODUSA INC                                         104,843.75         77,687.50
                          480    NORTEL NETWORKS CORP (b)                               34,973.84         15,390.00
                       31,533    QWEST COMMUNICATIONS INTL INC                       1,286,984.20      1,292,853.00
                       47,727    SBC COMMUNICATIONS INC                              2,044,671.34      2,278,964.25
                       17,400    SPRINT CORP (b)                                       418,857.53        353,437.50
                        1,700    SPRINT CORP (b)                                        13,652.92         34,743.75
                          700    TIME WARNER TELECOM INC                                42,612.50         44,406.25
                       10,392    VERIZON COMMUNICATIONS                                610,694.59        520,899.00
                       58,300    VODAFONE GROUP PLC NEW (b) (d)                        616,927.80      2,087,868.75
                        1,300    VOICESTREAM WIRELESS CORP (b)                         156,931.72        130,812.50
                        6,600    WINSTAR COMMUNICATIONS INC (b)                        135,112.56         77,137.50
                        6,659    WORLDCOM INC                                          238,306.11         93,226.00
                                                                                 ----------------- -----------------
                                                                                 ----------------- -----------------
                                                                                     7,293,643.31      8,260,709.17           5.34%
UTILITIES

                        5,300    CMS ENERGY CORP                                       112,274.14        167,943.75
                          100    CONECTIV INC                                            1,712.25          2,006.25
                          100    CONSOLIDATED EDISON INC                                 3,225.69          3,850.00
                          100    DUKE ENERGY CO (b)                                      4,859.13          8,525.00
                        4,400    EDISON INTL                                           101,882.75         68,750.00
                        2,600    EL PASO ENERGY CORP DEL                                64,018.50        186,225.00
                        9,000    ENRON CORP                                            262,275.50        748,125.00
                        9,400    ENTERGY CORP                                          184,382.88        397,737.50
                          175    EXELON CORP                                             7,024.50         12,286.75
                        1,400    GPU INC                                                45,956.81         51,537.50
                          800    KANSAS CITY PWR & LT CO                                19,079.28         21,950.00
                        1,800    KEYSPAN CORP                                           41,676.84         76,275.00
                        6,900    NISOURCE INC (b)                                      111,901.44        212,175.00
                       16,150    PG&E CORP                                             410,800.14        323,000.00
                          100    PPL CORP                                                2,049.75          4,518.75
                        2,150    PROGRESS ENERGY INC (b)                                65,685.30        105,753.12
                        6,650    PUGET ENERGY IN NEW (b)                               135,280.29        184,953.12
                        3,350    RELIANT ENERGY INC                                     75,332.12        145,096.87
                       16,900    TXU CORP                                              637,518.44        748,881.25
                        1,350    UTILICORP UTD INC                                      23,659.16         41,850.00
                          100    WESTERN RES INC                                         1,556.00          2,481.25
                        1,300    WILLIAMS COS INC                                       46,865.78         51,918.75
                       26,700    WISCONSIN ENERGY CORP                                 514,826.73        602,418.75
                                                                                 ----------------- -----------------
                                                                                     2,873,843.42      4,168,258.61           2.69%


See accompanying notes to investment securities          18          (Continued)

                                     CLEARWATER GROWTH FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------


CASH EQUIVALENTS

                 2,721,721.25    SSGA Money Market Fund                              2,721,721.25      2,721,721.25           1.76%
                                                                                 ----------------- ----------------- ---------------

Grand Total (c)                                                                     83,524,854.95    165,180,333.30         106.69%
                                                                                 ================= ================= ===============


Notes to Investments in Securities

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)  Currently non-income producing assets.

(c) At December 31, 2000, the cost for Federal income tax purposes was $83,524,855. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

       Gross unrealized appreciation                      88,674,215.54
       Gross unrealized depreciation                      (7,018,737.19)
                                                        -----------------
            Net unrealized appreciation                   81,655,478.35
                                                        =================

(d) Foreign security values are stated in U.S. dollars. As of December 31, 2000, the value of foreign securities represented 4.27% of net assets.





















See accompanying notes to investment securities          19          (Continued)

                                   CLEARWATER SMALL CAP FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------

COMMON STOCKS

CONSUMER DISCRETIONARY

                       49,600     BRIGHTPOINT INC (b)                                  267,812.50      173,600.00
                       39,950     BUCKLE INC (b)                                       521,940.13      701,621.87
                       60,550     DEB SHOPS INC                                        729,333.07      817,425.00
                       41,000     GADZOOKS INC (b)                                     692,363.87      604,750.00
                       23,700     GENESCO INC (b)                                      315,205.58      579,168.75
                       87,750     MADDEN STEVEN LTD (b)                                892,994.23      669,093.75
                      250,400     SPORT HALEY INC (b) (d)                            1,147,174.42      719,900.00
                       84,400     SUPERIOR UNIFORM GROUP INC                           676,891.62      685,750.00
                                                                                  ---------------- ---------------
                                                                                     5,243,715.42    4,951,309.37            7.29%
CONSUMER STAPLES

                       40,000     FLOWERS INDS INC                                     639,619.49      630,000.00
                       71,550     UNITED NAT FOODS INC (b)                             848,960.16    1,261,068.75
                                                                                  ---------------- ---------------
                                                                                  ---------------- ---------------
                                                                                     1,488,579.65    1,891,068.75            2.79%
ENERGY

                       38,650     ATWOOD OCEANICS INC (b)                            1,572,650.96    1,693,256.50
                       82,100     BOLT TECHNOLOGY CORP (b)                             185,482.38      297,612.50
                        7,950     CARBO CERAMICS INC                                   210,595.11      297,628.12
                       37,050     CHIEFTAIN INTL INC (b) (e)                           638,478.08    1,023,506.25
                       24,750     DRIL QUIP INC (b)                                    545,623.13      846,140.62
                       33,800     FOREST OIL CORP (b)                                  635,428.48    1,246,375.00
                       47,300     GRANT PRIDE INC (b)                                  784,999.36    1,037,643.75
                      145,500     GREY WOLF INC (b)                                    604,441.67      854,812.50
                       39,850     NATIONAL OILWELL INC (b)                           1,040,077.47    1,541,696.87
                       30,100     ST MARY LD & EXPL CO                                 313,483.91    1,002,706.25
                       72,150     TRICO MARINE SVCS INC (b)                            600,387.02    1,113,815.62
                                                                                  ---------------- ---------------
                                                                                     7,131,647.57   10,955,193.98           16.14%
FINANCIALS

                       14,650     ACTRADE FINL TECH LTD (b)                            314,241.04      323,215.62
                      198,250     GAINSCO INC                                          935,744.83      520,406.25
                      123,500     LONDON PAC GROUP LTD (e)                           1,246,898.80      933,968.75
                       42,510     PACIFIC CREST CAP INC                                372,876.62      611,081.25
                      127,250     PENN AMERICA GROUP INC                             1,132,646.81      970,281.25
                       52,300     PENN TREATY AMERN CORP (b)                           774,642.76      915,250.00
                       20,700     PHILADELPHIA CONS HLDG CORP (b)                      305,227.02      639,112.50
                       31,200     REINSURANCE GROUP AMER INC                           674,589.45    1,107,600.00
                       24,400     RIGHTCHOICE MANAGE CARE INC                          283,874.69      849,425.00
                       85,400     SELECTIVE INS GROUP INC                            1,546,394.98    2,070,950.00
                       45,700     TUCKER ANTHONY SUTRO                                 709,240.11    1,122,506.25
                                                                                  ---------------- ---------------
                                                                                     8,296,377.11   10,063,796.87           14.82%
HEALTHCARE

                       63,250     AMERICAN MED SEC GROUP INC (b)                       472,518.89      379,500.00
                       15,050     AMERIPATH INC (b)                                    185,015.35      376,250.00
                      136,200     CHRONIMED INC (b)                                  1,034,462.55    1,651,425.00
                       35,550     COLORADO MED TECH INC (b)                            176,196.03      113,315.62
                       88,650     DEL GLOBAL TECHNOLOGIES CORP (b)                     761,188.71      132,975.00
                       26,650     EDWARDS LIFESCIENCES CORP (b)                        378,538.08      473,037.50
                      138,900     INTERPORE INTL (b)                                 1,021,685.99      546,918.75
                      266,250     ORTHOLOGIC CORP (b)                                  790,656.32      765,468.75
                      141,050     UROCOR INC (b)                                       660,533.12    1,234,187.50
                                                                                  ---------------- ---------------
                                                                                     5,480,795.04    5,673,078.12            8.36%


See accompanying notes to investment securities          20          (Continued)

                                   CLEARWATER SMALL CAP FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------


INDUSTRIALS

                      200,350     ANANGEL AMERN SHIPHOLDINGS LTD (b) (e)               974,157.17    1,051,837.50
                       69,000     ARMOR HLDGS INC (b)                                  733,572.90    1,203,187.50
                       47,700     HARRIS CORP DEL                                    1,333,304.90    1,460,812.50
                       50,675     KEY TECHNOLOGY INC (b)                               444,335.47      269,210.93
                       71,900     KNIGHTSBRIDGE TANKERS LTD (b) (e)                  1,208,424.12    1,577,306.25
                       97,400     REMEC INC (b)                                      1,465,112.60      937,475.00
                       25,400     TEEKAY SHIPPING CORP (b) (e)                         376,000.25      965,200.00
                                                                                  ---------------- ---------------
                                                                                     6,534,907.41    7,465,029.68           10.99%
INFORMATION TECHNOLOGY

                       10,250     ALPHA INDS INC (b)                                   241,669.75      379,250.00
                       26,750     ANADIGICS INC (b)                                    540,640.82      438,031.25
                       25,600     ANTEC CORP (b)                                       203,303.75      203,200.00
                      114,200     ASM INTERNATIONAL N V (b)                          2,558,464.49    1,063,487.50
                       66,500     AUDIO CODES LTD (b)                                  822,108.26      901,906.25
                      162,900     AVT CORP (b)                                       1,239,304.59      809,409.37
                      113,400     BROOKTROUT INC (b)                                 1,972,146.18    1,073,756.25
                       83,300     C COR NET CORPORATION (b)                            962,005.12      809,571.87
                        9,900     CELERITEK INC (b)                                    308,418.93      377,437.50
                       26,150     CYMER INC (b)                                        592,208.06      672,953.90
                       28,300     DSP GROUP INC (b)                                    932,063.75      595,626.56
                       20,800     DUPONT PHOTOMASKS INC (b)                          1,145,860.14    1,099,150.00
                       23,900     EMS TECHNOLOGIES INC (b)                             381,126.07      277,837.50
                       24,150     FREQUENCY ELECTRS INC                                505,699.28      410,550.00
                       25,250     GALILEO TECHNOLOGY LTD (b)                           378,093.38      340,875.00
                       46,000     IKOS SYS INC (b)                                     389,739.82      408,250.00
                       37,050     MAXWELL TECHNOLOGIES INC (b)                         567,776.85      553,434.37
                       88,150     MULTI LINK TELECOMMUNICATIONS                        502,643.50      374,637.50
                      108,600     NATURAL MICROSYSTEMS CORP (b)                        867,481.25    1,072,425.00
                       61,050     OPTI INC (b)                                         177,211.24      297,618.75
                       25,100     PARLEX CORP (b)                                      446,833.44      340,418.75
                       24,000     PENTASTAR COMMUNICATIONS INC                         240,000.00      528,000.00
                      100,875     PHOTRONICS INC (b)                                 2,017,819.28    2,364,257.81
                      126,300     RADCOM LTD                                           820,007.48      347,325.00
                       25,300     SIGNAL TECHNOLOGY CORP (b)                           356,049.27      253,000.00
                      132,800     SONICBLUE INC (b)                                  1,294,643.64      547,800.00
                       71,000     SPECTRUM CTL INC (b)                                 925,586.44      714,437.50
                       18,500     SYMANTEC CORP (b)                                    541,719.30      617,437.50
                                                                                 ---------------- ---------------
                                                                                    21,930,624.08   17,872,085.13           26.32%
MATERIALS

                       24,550     COMMERCIAL METALS CO                                 673,309.14      546,237.50
                       18,200     FLORIDA ROCK INDS INC                                603,130.05      712,075.00
                       46,350     SPARTECH CORP                                        621,838.03      953,071.87
                       26,300     TEXAS INDS INC                                       821,465.76      789,000.00
                       92,450     U S AGGREGATES INC (b)                             1,081,591.26      710,709.37
                                                                                  ---------------- ---------------
                                                                                     3,801,334.24    3,711,093.74            5.47%
UTILITIES

                       31,400     CONNECTICUT WTR SVC INC                              849,425.65      961,625.00
                       75,000     MIDCOAST ENERGY RES INC                            1,147,257.89    1,635,937.50
                                                                                  ---------------- ---------------
                                                                                     1,996,683.54    2,597,562.50            3.83%


See accompanying notes to investment securities          21          (Continued)

                                   CLEARWATER SMALL CAP FUND

                          SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                    FACE                                                                                                PERCENT
                   AMOUNT                                                                               MARKET             OF
                  OR SHARES                         SECURITY                           COST           VALUE (a)        NET ASSETS
                  ---------                         --------                           ----           ---------        ----------


CASH EQUIVALENTS

                 2,890,448.22     SSGA Money Market Fund                             2,890,447.22    2,890,448.22            4.26%
                                                                                  ---------------- ---------------  ---------------
                                                                                  ---------------- ---------------  ---------------

Grand Total (c)                                                                     64,795,111.28   68,070,666.36          100.27%
                                                                                  ================ ===============  ===============
                                                                                  ================ ===============  ===============


Notes to Investments in Securities

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)  Currently non-income producing assets.

(c) At December 31, 2000, the cost for Federal income tax purposes was $64,795,111. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

         Gross unrealized appreciation                     13,005,759.05
         Gross unrealized depreciation                     (9,730,203.97)
                                                         ----------------
         Net unrealized appreciation                        3,275,555.08
                                                         ================

(d) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended December 31, 2000 are as follows:

                   Beginning   Purchase      Sales         Ending         Dividend
        Issuer       Cost        Cost        Cost           Cost           Income           Value
      -------------------------------------------------------------------------------------------------

      Sport Haley*     0      $ 1,147,174      0          $ 1,147,174        0               $ 719,900

      * Issuer was not an  affiliate  for the entire year ended December 31, 2000.

(e) Foreign security values are stated in U.S. dollars. As of December 31, 2000, the value of foreign securities represented 8.18% of net assets.












See accompanying notes to investment securities          22          (Continued)

                         CLEARWATER TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                 FACE                                                                                                     PERCENT
                AMOUNT                                               MATURITY    COUPON                     MARKET          OF
              OR SHARES                    SECURITY                    DATE       RATE         COST        VALUE (a)    NET ASSETS
              ---------                    --------                    ----       ----         ----        ---------    ----------

CLOSED-END FUNDS

                   1,900    AMERICAN MUN TERM TR INC II                           5.944       19,237.50      19,831.25
                  33,100    AMERICAN MUN TERM TR INC III                          5.461      336,572.25     345,481.25
                  63,600    BLACKROCK INSD MUN 2008                               5.345      883,059.04     946,050.00
                  10,000    DREYFUS MUN INCOME INC                                6.600       72,075.00      80,000.00
                  27,000    DREYFUS STRATEGIC MUNICIPALS                          6.400      210,540.00     232,875.00
                  52,600    SELIGMAN SELECT MUN FD INC                            6.562      489,517.50     519,425.00
                  35,500    VAN KAMPEN MERITT MUN OPPORT                          6.154      470,609.25     519,187.50
                  50,000    VAN KAMPEN MERRITT                                    5.689      560,463.25     590,625.00
                                                                                           ------------- --------------
                                                                                           ------------- --------------
                                                                                           3,042,073.79   3,253,475.00        4.39%

COMMINGLED FUND

                  40,000    VAN KAMPEN MERRITT TR INVT                            6.182      542,759.00     566,400.00        0.76%

MUNICIPAL BONDS

               1,500,000    ALABAMA HSG FIN AUTH SNGL FAM           10/01/2025    6.650    1,518,243.08   1,546,395.00
                 995,000    ALASKA ST HSG FIN CORP   (c)            12/01/2017    6.239      352,145.36     367,055.50
                 160,000    ALASKA ST HSG FIN CORP                  12/01/2020    5.650      151,399.66     161,211.20
                 285,000    ALASKA ST HSG FIN CORP                  12/01/2017    5.300      261,974.37     285,783.75
               1,000,000    ARLINGTON CNTY VA INDL DEV              07/01/2018    5.350      910,960.74     960,480.00
                 195,000    AURORA CO HSG AUTH MULTIFAMILY          07/01/2019    5.600      175,874.06     183,450.15
                 240,000    BELL CNTY TX HLTH FACS DEV              11/15/2019    5.250      198,131.94     209,630.40
                 130,000    BEXAR CNTY TX HSG FIN CORP  (c)         03/01/2015    6.996       49,196.18      55,175.90
                 840,000    BEXAR CNTY TX HSG FIN CORP MF           04/01/2030    9.000      839,325.00     848,660.40
                 160,000    BROADVIEW IL TAX INCREMENT              07/01/2009    5.100      150,038.49     154,907.20
                 300,000    BUTLER CNTY PA HOSP AUTH CTR            05/01/2001    5.550      299,408.65     299,163.00
                 165,000    BUTLER PA AREA SCH DIST                 12/01/2007    5.750      165,753.12     165,176.55
                 260,000    CALCASIEU PARISH LA PUB TR AUT          11/01/2012    6.875      263,846.14     268,413.60
                 255,000    CALIFORNIA HLTH FACS FING REV           09/01/2019    7.250      259,993.77     255,604.35
                 345,000    CALIFORNIA HSG FIN AGY REV   (c)        08/01/2017    6.163      126,468.46     143,099.10
                 165,000    CALIFORNIA STATEWIDE CMNTYS             05/15/2025    5.250      151,974.36     163,363.20
                 255,000    CARBONDALE PA SCH DIST                  04/15/2009    5.800      256,186.80     255,262.65
               1,000,000    CARVER CNTY MN HSG & REDEV              08/01/2027    5.875      941,789.87     997,930.00
                 160,000    CENTRAL PLATTE VY MET DIST CO           12/01/2013    5.150      145,181.38     160,424.00
                 750,000    CHESTERFIELD CNTY VA INDL DEV           07/01/2019    5.200      666,587.06     717,037.50
                 150,000    CHESTERFIELD CNTY VA INDL DEV           01/01/2031    5.400      131,717.69     142,453.50
               1,000,000    CHICAGO IL TAX INCREMENT                12/01/2008    6.500      962,618.29     976,120.00
                 130,000    COLLIN CNTY TX HSG FIN CORP             06/01/2023    5.250      108,416.51     121,782.70
                 100,000    COLLINSVILLE IL INDL DEV REV            11/01/2004    6.000       98,996.64      99,195.00
                 500,000    COLORADO HEALTH FACS AUTH REV           12/01/2010    6.250      500,000.00     502,535.00
                 110,000    COLUMBIA CNTY PA HOSP AUTH              06/01/2012    5.600       97,521.82      98,003.40
                 750,000    CONVERSE CNTY WY HOSP REV               12/01/2015    7.900      750,000.00     759,772.50
                 120,000    CONYERS GA HSG AUTH REV                 10/01/2039    5.950      118,432.90     122,032.80
                 295,000    COW CREEK BANK UMPQUA TRIBE             07/01/2012    5.100      276,096.12     299,593.15
               1,070,000    CROW FIN AUTH MINN TRIBAL PUR           10/01/2017    5.650      995,635.00   1,062,916.60
                 270,000    DAKOTA CNTY MN HSG & REDEV              02/20/2032    6.875      281,609.65     292,377.60
                 110,000    DALLAS TX HSG CORP CAP PROGRAM          12/01/2009    7.875      110,558.00     112,786.30
                  75,000    DALLAS TX HSG CORP CAP PROGRAM          12/01/2009    7.750       76,142.69      76,785.00
                 505,000    DALLAS TX HSG FIN CORP                  10/20/2032    6.750      523,061.44     553,737.55
                 500,000    DE KALB CNTY GA HSG AUTH REV            05/01/2005    6.400      498,935.80     502,625.00
                 110,000    DE KALB CNTY GA MLT FAM HSG             01/01/2011    6.375      110,828.88     113,471.60
                 415,000    DENHAM SPRINGS LIVINGSTON HSG  (c)      07/10/2014    7.428      155,891.63     153,450.40
                 110,000    DISTRICT COLUMBIA HSG FIN AGY           07/01/2027    6.950      112,999.76     114,010.60
               76,486.68    DREW CNTY AR PUB FACS BRD               08/01/2011    7.750       78,153.63      79,129.29
                 100,000    E 470 BUSINESS MET DIST CO              12/01/2011    5.000       92,071.17      99,871.00
                 120,000    ELKHART CNTY IN HOSP AUTH REV           07/01/2005    7.250      123,728.14     123,877.20
                 295,000    ELKHART CNTY IN HOSP AUTH REV           08/15/2018    5.250      251,688.71     267,090.05
                 160,000    ELKHART IN HSG FIN CORP MTG             11/01/2010    6.000      158,579.84     163,024.00
               1,000,000    FRANKLIN CNTY OH HLTHCARE FACS          11/01/2016    5.500      902,929.25     872,380.00
                 315,000    FULTON CNTY GA DEV AUTH REV             11/20/2039    7.750      340,417.51     365,072.40
                 415,000    GAINESVILLE & HALL CNTY GA              11/15/2010    6.400      397,435.06     403,911.20
                 345,000    GAINESVILLE & HALL CNTY GA              11/15/2011    6.500      329,476.35     336,713.10
                 380,000    GAINESVILLE & HALL CNTY GA              11/15/2015    6.750      354,672.92     360,851.80
                 100,000    GEORGETOWN KY WTR & SWR REV             05/01/2004    5.900      101,000.00     101,521.00

                                                                     (Continued)
See accompanying notes to investment securities             23

                         CLEARWATER TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                 FACE                                                                                                     PERCENT
                AMOUNT                                               MATURITY    COUPON                     MARKET          OF
              OR SHARES                    SECURITY                    DATE       RATE         COST        VALUE (a)    NET ASSETS
              ---------                    --------                    ----       ----         ----        ---------    ----------


MUNICIPAL BONDS (Cont'd)

                 150,000    GEORGETOWN KY WTR & SWR REV             05/01/2007    5.900      151,500.00     152,211.00
                 500,000    GLENDALE CA HOSP REV                    01/01/2009    7.750      543,169.65     506,190.00
                 150,000    GLENDALE CA HOSP REV                    01/01/2012    8.000      165,723.51     151,843.50
                 185,000    GRAND RAPIDS CHARTER TWP MI             07/01/2019    5.350      159,397.98     177,716.55
                 220,000    GRANT CNTY WA PUB HOSP DIST             09/01/2019    5.250      187,118.35     212,493.60
                 220,000    GROVE CITY PA AREA HOSP AUTH            07/01/2012    5.250      195,552.10     188,951.40
               1,750,000    HAMILTON CNTY OH HOSP FACS REV          01/01/2009    7.000    1,764,052.81   1,770,737.50
                 160,000    HARRIS CNTY TX                          08/15/2017    6.625      161,085.48     160,284.80
                 160,000    HARRIS CNTY TX HSG FIN CORP             07/01/2029    6.600      148,073.72     151,016.00
                 120,000    HARRISON CNTY TX HEALTH FACS            01/01/2018    5.500      107,757.15     115,826.40
                  80,000    HAZLETON PA HEALTH SVCS AUTH            07/01/2026    6.200       70,295.26      70,548.80
                 220,000    HIGHLANDS RANCH MET DIST 3 CO           12/01/2018    5.250      190,289.30     215,118.20
                 295,000    HOUMA TERREBONNE PUB TR FING  (c)       07/10/2014    7.590      107,711.58     109,651.50
                 415,000    HUNTINGTON WV RSDNTL MTG REV  (c)       09/01/2012    7.082      184,333.22     184,712.35
                 110,000    ILLINOIS DEV FIN AUTH                   10/01/2009    6.650      111,951.87     113,963.30
                 250,000    ILLINOIS DEV FIN AUTH REV               07/01/2006    5.000      232,946.20     238,625.00
                 160,000    ILLINOIS DEV FIN AUTH REV               07/01/2012    5.500      142,702.36     145,220.80
                 315,000    ILLINOIS DEV FIN AUTH REV               07/01/2019    5.700      265,678.09     274,935.15
                 150,000    ILLINOIS EDL FACS AUTH REVS             08/15/2018    5.250      120,406.53     122,328.00
                 155,000    ILLINOIS EDL FACS AUTH REVS             11/15/2008    5.375      145,464.78     145,331.10
                 445,000    ILLINOIS EDL FACS AUTH REVS             10/01/2024    6.000      402,323.63     443,277.85
                 110,000    ILLINOIS EDL FACS AUTH REVS             10/01/2018    5.250       94,699.39     104,448.30
                 220,000    ILLINOIS HSG DEV AUTH ELDERLY           03/01/2020    6.850      223,591.66     226,868.40
                 155,000    INDIANA BD BK                           08/01/2017    5.700      146,239.90     159,042.40
                 620,000    INDIANA HLTH FAC FING AUTH REV          08/15/2009    4.750      548,835.99     577,052.60
                 150,000    INDIANA HLTH FAC FING AUTH REV          08/15/2018    5.000      122,905.97     132,318.00
                 275,000    INDIANA HLTH FAC HOSP REV               02/15/2017    5.125      224,240.61     230,752.50
                 340,000    INDIANA HLTH FAC HOSP REV               10/01/2005    7.250      348,805.08     348,724.40
                 365,000    INDIANA HLTH FAC HOSP REV               10/01/2006    7.250      374,452.19     374,365.90
                 175,000    INDIANA ST DEV FIN AUTH REV             06/01/2022    6.000      170,463.71     185,727.50
                 500,000    INDIANA ST EDL FACS AUTH REV            10/01/2008    5.200      483,867.39     507,770.00
                 205,000    INDIANAPOLIS IN ECON DEV REV            10/01/2010    7.250      209,763.46     209,372.65
                 180,000    IOWA FIN AUTH HLTH CARE FACS            05/01/2027    6.350      162,025.73     160,671.60
                 110,000    IOWA FIN AUTH SMALL BUS DEV             03/01/2017    7.400      114,388.23     115,156.80
               1,250,000    JEFFERSON CNTY MO JR COLLEGE            07/01/2020    7.000    1,211,122.20   1,234,950.00
                 185,000    KING CNTY WASH HSG AUTH HSG             07/01/2013    5.050      169,539.72     179,494.40
                 220,000    KITSAP CNTY WA CONS HSG AUTH            12/01/2018    5.500      199,707.05     208,936.20
               1,525,000    KITSAP CNTY WA CONS HSG AUTH            07/01/2003    6.250    1,507,603.42   1,516,658.25
                 295,000    LA PORTE CNTY IN HOSP AUTH FAC          03/01/2023    6.000      264,433.80     310,369.50
                 300,000    LEWIS CNTY WA PUB HOSP DIST             12/01/2011    6.000      303,870.87     315,750.00
                 800,000    LONG BEACH MISS URBAN RENEWAL           03/01/2026    8.000      800,000.00     811,648.00
                 130,000    LUBBOCK TX HSG FIN CORP                 01/01/2022    7.750      131,358.07     132,809.30
                 200,000    LUCAS CNTY OH HEALTH CARE FAC           08/15/2015    6.375      197,643.15     200,210.00
                 150,000    LUFKIN TX HEALTH FACS DEV CORP          02/15/2028    5.700      121,516.67     116,319.00
                 500,000    MARICOPA CNTY AZ INDL DEV               07/01/2012    6.500      500,000.00     522,885.00
                 220,000    MARICOPA CNTY AZ INDL DEV               10/01/2025    6.500      220,623.89     225,887.20
               1,200,000    MARICOPA CNTY AZ INDL DEV               11/01/2010    9.000    1,200,000.00   1,221,648.00
                 150,000    MASHANTUCKET WESTERN PEQUOT   (c)       09/01/2009    6.302       87,640.35      94,654.50
                 150,000    MASON CNTY WV REV   (c)                 07/10/2014    7.576       54,870.89      56,508.00
                 750,000    MASSACHUSETTS ST INDL FIN AGY           12/01/2006    4.950      722,516.98     742,845.00
                 250,000    MASSACHUSETTS ST INDL FIN AGY           02/15/2026    5.250      228,335.00     233,775.00
                 125,000    MAUMELLE AR HSG DEV CORP FIRST          07/01/2009    7.875      128,920.91     129,861.25
                 130,000    MCKEAN CNTY PA HOSP AUTH REV            10/01/2020    6.100      115,102.56     112,097.70
                 285,000    MET GOVT NASHVILLE DAVIDSON TN          08/01/2012    5.000      258,783.51     285,076.95
                 160,000    MET GOVT NASHVILLE DAVIDSON TN          11/15/2004    5.625      159,027.30     161,206.40
                 170,000    MET GOVT NASHVILLE DAVIDSON TN          11/15/2005    5.700      168,917.08     171,677.90
                 180,000    MET GOVT NASHVILLE DAVIDSON TN          11/15/2006    5.750      178,658.47     181,906.20
                 125,000    METRO GOVT NSHVILLE TN INDL             07/01/2027    6.950      130,443.78     131,132.50
                 220,000    MICHIGAN HIGHER ED FACS AUTH            05/01/2015    5.350      200,441.93     222,290.20
                 100,000    MICHIGAN ST STRATEGIC FD                08/01/2019    5.750       92,479.06     102,589.00
                 750,000    MISSOURI ST DEV FIN BRD FACS            04/01/2015    6.000      750,000.00     769,537.50
                 855,000    MONROE MCKEEN PLAZA HSG DEV LA          02/01/2012    6.800      864,691.69     881,701.65
                 380,000    MONTGOMERY CNTY OH HOSP REV             04/01/2009    7.400      388,023.22     382,952.60

                                                                     (Continued)
See accompanying notes to investment securities             24

                         CLEARWATER TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                 FACE                                                                                                     PERCENT
                AMOUNT                                               MATURITY    COUPON                     MARKET          OF
              OR SHARES                    SECURITY                    DATE       RATE         COST        VALUE (a)    NET ASSETS
              ---------                    --------                    ----       ----         ----        ---------    ----------


MUNICIPAL BONDS (Cont'd)

                 100,000    MONTGOMERY CNTY PA MLT FAM HSG          07/01/2025    6.500       88,345.43     100,192.00
                 110,000    MONTGOMERY CNTY PA MLT FAM HSG          07/01/2014    6.400      107,380.08     109,998.90
                 175,000    MOREHEAD KY INDL BLDG REV               04/01/2001    6.300      175,241.86     175,904.75
                 140,000    MUSKOGEE CNTY OK HOME FIN AUTH  (c)     06/01/2011    7.776       65,516.79      65,714.60
                 120,000    NEVADA HSG DIV                          10/01/2017    5.250      109,028.96     119,197.20
                 480,000    NEW HAMPSHIRE HIGH EDL & HLTH           10/01/2023    6.000      431,758.14     477,292.80
                 160,000    NEW HAMPSHIRE HIGHER ED & HLTH          01/01/2018    5.550      142,500.01     154,171.20
                 375,000    NEW HAMPSHIRE HIGHER EDL & HLT          07/01/2018    5.125      316,640.13     339,176.25
                 380,000    NEW HAMPSHIRE ST HSG FIN AUTH (c)       01/01/2014   12.226      125,739.00     135,131.80
                 500,000    NEW HAMPSHIRE ST INDL DEV AUTH          12/01/2009    5.500      501,711.36     506,830.00
                 295,000    NEW MEXICO MTG FIN AUTH                 01/01/2026    6.950      313,218.93     334,854.50
                 500,000    NEWPORT KY PUB PPTYS CORP REV           01/01/2027    8.500      500,000.00     492,435.00
                 445,000    NEWTON KS HOSP REV                      11/15/2007    5.200      422,046.71     419,359.10
                 580,000    NORTEX HSG FIN CORP TX                  09/20/2032    6.750      611,972.74     636,956.00
               1,300,000    NORTH CENT TX HLTH FAC DEV              02/15/2015    6.300    1,244,927.42   1,176,890.00
                 115,000    NORTH CHARLESTON S C MUN GOLF           05/01/2009    5.000      107,107.46     111,747.80
                 220,000    NORTH CHARLESTON S C MUN GOLF           05/01/2019    5.500      190,898.95     206,107.00
                 220,000    OHIO CNTY W VA RESIDUAL REV   (c)       07/10/2014    7.480       82,358.05      82,066.60
                 160,000    OKLAHOMA ST INDS AUTH REV               10/01/2012    5.500      141,227.84     141,552.00
                 150,000    OKLAHOMA ST INDS AUTH REV               10/01/2017    5.750      129,021.47     128,746.50
                 110,000    OTTUMWA IA HOSP FAC REV                 10/01/2010    6.000      103,233.71     105,706.70
                 250,000    PALMER AK HOSP REV                      12/01/2008    5.000      238,806.39     254,655.00
                 650,000    PANHANDLE TX REGL HSG FIN               03/01/2020    6.625      631,121.01     655,791.50
                 250,000    PANHANDLE TX REGL HSG FIN CORP          03/01/2031    8.125      250,000.00     254,637.50
                 180,000    PENNSYLVANIA ECONOMIC DEV FING          06/01/2009    5.250      167,408.96     167,405.40
                 190,000    PENNSYLVANIA ECONOMIC DEV FING          06/01/2010    5.300      174,571.78     174,463.70
                 200,000    PENNSYLVANIA ECONOMIC DEV FING          06/01/2011    5.350      181,455.27     181,600.00
                 310,000    PENNSYLVANIA ST HIGHER EDL FAC          11/15/2016    5.875      302,944.03     325,100.10
               1,350,000    PHILADELPHIA PA AUTH INDL DEV           11/15/2028    5.250    1,280,933.64   1,283,688.00
               1,100,000    PHILIDELPHIA PA AUTH FOR INDL           05/15/2003    5.125    1,072,357.69   1,079,287.00
               1,000,000    PHOENIX AZ INDL DEV AUTH MTG            01/01/2016    6.250      901,012.86     933,640.00
                 185,000    PLYMOUTH MN MULTIFAMILY HSG             06/20/2031    8.050      202,918.00     207,042.75
                 150,000    PRINCE WILLIAM CNTY VA INDL             07/01/2023    5.350      133,475.11     140,680.50
                 210,000    QUINAULT INDIAN NATION WA               12/01/2015    5.800      196,725.35     212,318.40
               1,000,000    RHODE ISLAND ST ECON DEV CORP           07/01/2010    5.750    1,000,000.00   1,064,370.00
                 150,000    RHODE ISLAND ST HLTH & ED BLDG          07/01/2015    5.700      130,752.00     131,049.00
                 385,000    RHODE ISLAND ST HLTH & EDL REV          07/01/2003    4.700      375,541.20     372,406.65
               1,080,000    RHODE ISLAND ST HLTH & EDL REV          07/01/2007    5.100      961,261.26     990,716.40
                 150,000    ROSELLE ILL MULTI FAM HSG REV           01/01/2025    7.000      156,254.54     159,157.50
                 115,000    SALT LAKE CNTY UTAH COLLEGE             10/01/2010    5.050      106,590.94     112,249.20
                 140,000    SALT LAKE CNTY UTAH COLLEGE             10/01/2014    5.300      125,784.32     134,580.60
                 525,000    SANTA FE NM                             10/01/2013    6.000      514,881.57     537,957.00
                 215,000    SHELBY CNTY TN HLTH EDL & HSG           01/01/2026    6.600      215,380.44     216,672.70
                 445,000    SHELBY CNTY TN HLTH EDL & HSG           03/20/2027    7.750      485,596.65     496,602.20
                 625,000    SHELBY CNTY TN HLTH EDL & HSG           01/01/2029    5.550      557,684.11     443,768.75
                 130,000    SHELBY CNTY TN HLTH EDL & HSG           01/01/2029    6.000      115,722.54      78,230.10
                 150,000    SHELBY CNTY TN HLTH EDL & HSG           01/01/2019    5.350      135,379.58     111,150.00
                 195,000    SNOHOMISH CNTY WA                       06/01/2019    5.400      172,154.75     190,850.40
                 515,000    SOUTH CAROLINA JOBS ECON DEV            11/15/2010    6.750      505,866.06     515,901.25
               1,000,000    SOUTH CAROLINA JOBS ECON DEV            10/01/2005    6.750      994,420.52     995,340.00
                 130,000    SOUTH WA CNTY INDPT SCH DIST            12/01/2014    5.250      122,518.68     131,410.50
                 700,000    SOUTHFIELD MICH ECONOMIC DEV            02/01/2013    5.250      596,989.35     675,675.00
                 115,000    SOUTHWESTERN CO                         09/01/2011    7.375      116,580.80     116,915.90
                 385,000    SOUTHWESTERN ILL DEV AUTH REV           04/01/2010    6.000      373,187.67     383,471.55
                 165,000    ST JOSEPH CNTY IND HOSP AUTH            02/15/2012    5.450      145,394.25     146,434.20
                 250,000    ST PAUL MN HSG & REDEV AUTH             12/01/2002    9.000      250,000.00     252,557.50
                 180,000    SUFFOLK VA REDEV & HSG AUTH             10/01/2018    5.250      162,273.01     171,010.80
                 625,000    TARRANT CNTY TX HEALTH FACS             11/15/2020    5.375      513,960.33     531,837.50
                 295,000    TENNESSEE HSG DEV AGY   (c)             07/01/2016    6.236      114,118.34     123,215.60
                 210,000    TEXAS ST DEPT HSG & CMNTY               07/01/2026    6.450      210,241.14     215,770.80
                 235,000    TEXAS ST DEPT HSG & CMNTY               01/01/2027    6.400      236,892.44     241,958.35
                 205,000    TROY MICH ECONOMIC DEV CORP             10/01/2012    6.750      211,482.34     214,589.90
                 185,000    TULSA OKLA PUB FACS AUTH REC            11/01/2012    6.200      188,379.78     195,245.30

                                                                     (Continued)
See accompanying notes to investment securities             25

                         CLEARWATER TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000

                 FACE                                                                                                     PERCENT
                AMOUNT                                               MATURITY    COUPON                     MARKET          OF
              OR SHARES                    SECURITY                    DATE       RATE         COST        VALUE (a)    NET ASSETS
              ---------                    --------                    ----       ----         ----        ---------    ----------


MUNICIPAL BONDS (Cont'd)

                 260,000    VANCOUVER WA HSG AUTH REV               03/01/2028    5.500      227,313.42     244,309.00
                 255,000    VICTORIA COUNTY TEX HOSPITAL            02/15/2012    5.400      228,009.10     228,286.20
                 995,000    VISTA LAKES CMNTY DEV DIST FLA          05/01/2005    6.350      993,030.39     994,184.10
                 150,000    WASHINGTON ST HEALTH CARE FACS          07/01/2016    5.700      141,856.34     153,238.50
                 135,000    WASHINGTON ST HEALTH CARE FACS          08/15/2017    5.250      118,497.78     131,990.85
                 110,000    WASHINGTON ST NONPROFIT HSG             07/01/2018    5.200       93,685.42     106,958.50
                 280,000    WISCONSIN HSG & ECON DEV REV            03/01/2023    7.100      286,438.98     289,273.60
                 235,000    WISCONSIN HSG & ECONOMIC DEV            09/01/2017    5.374      213,766.94     235,157.45
                 220,000    WISCONSIN HSG & ECONOMIC DEV            10/01/2017    5.500      207,791.61     222,723.60
                 130,000    WISCONSIN ST HEALTH & EDL FACS          12/15/2022    5.625      110,037.54     110,351.80
                 125,000    WISCONSIN ST HEALTH & EDL FACS          06/01/2019    5.650      106,016.86     102,747.50
                 110,000    WISCONSIN ST HEALTH & EDL FACS          11/15/2004    5.250      107,449.03     107,160.90
               1,250,000    WISCONSIN ST HLTH & EDL FACS            08/15/2013    5.750    1,130,223.32   1,209,087.50
               1,615,000    WOODHILL PUB FAC CORP TEX               12/01/2015    7.250    1,585,966.80   1,618,488.40
                 150,000    WYOMING CMNTY DEV AUTH HSG REV          12/01/2025    6.100      145,873.74     154,593.00
                 220,000    3KRON OH CTFS PARTN   (c)               12/01/2016    7.527      199,154.72     223,385.80
                                                                                           ------------- --------------
                                                                                          64,396,184.07  66,089,316.14       89.20%

CASH EQUIVALENTS

              3,164,027.55  SSGA Tax-Exempt Money Market Fund                              3,164,027.65   3,164,027.55        4.27%
                                                                                           ------------- -------------- ------------

Grand Total(b)                                                                            71,145,044.51  73,073,218.69       98.62%
                                                                                           ============= ============== ============


Notes to Investments in Securities

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b) At December 31, 2000, the cost for Federal income tax purposes was $71,145,045. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

       Gross unrealized appreciation                      2,302,177.84
       Gross unrealized depreciation                       (374,003.56)
                                                          -------------
            Net unrealized appreciation                   1,928,174.28
                                                          =============

(c)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows (unaudited):

        Geographical Diversification                         Percent

         -----------------------------                    -------------

        Arizona                                                  3.90 %
        Illinois                                                 4.90
        Indiana                                                  5.10
        Ohio                                                     4.70
        Pennsylvania                                             6.30
        Rhode Island                                             3.50
        Tennessee                                                3.30
        Texas                                                   11.10
        Washington                                               4.70
        Wisconsin                                                3.10
        Other                                                   49.40
                                                          -------------

                                                               100.00 %
                                                         =============